Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

11. LEASES

The Company has several operating leases for employee dormitory, garage and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2024 and 2025, supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Right-of-use assets, net	-	469	67
Operating lease liabilities - current	-	106	15
Operating lease liabilities - non-current	-	327	47
Total operating lease liabilities	-	433	62

Total operating lease expense for the year ended December 31, 2025 amounted to RMB85 (US$12).

Amortization of operating lease ROU assets amounted to RMB72 (US$10) for the year ended December 31, 2025.

Total rent expenses of short-term lease for the year ended December 31, 2025 amounted to RMB17 (US$2).

The weighted average remaining lease terms and discount rates for all of operating lease as of December 31, 2025 were as follows:

December 31, 2025
Weighted-average remaining lease term (years):
Operating lease	9.33 years

Weighted average discount rate:
Operating leases	4.0%

Twelve months ending December 31,	RMB	US$
2026	120	17
2027	38	5
2028	38	5
2029	38	5
2030	38	5
Thereafter	246	35
Total future minimum lease payments	518	72
Less: imputed interest	(85)	(10)
Present value of operating lease liabilities	433	62